EMPLOYEE BENEFIT PLANS (Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	$ 9,109
2019	10,878
2020	13,282
2021	16,636
2022	20,080
Year 2023 - 2027	128,837
Post Retirement Medical Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	1,257
2019	1,512
2020	1,764
2021	1,868
2022	1,867
Year 2023 - 2027	$ 9,487